SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Non-cash financial activities:
Common stock issued on conversion of notes payable and derivative liability	$ 4,202	$ 1,300	$ 2,243	$ 473
Debentures converted to common stock	2,568	933	1,310	331
Derivative liability extinguished upon conversion of notes payable	3,223	766	1,268	265
Derivative liability issued	1,354	167	2,465	243
Accounts payable paid through issuance of debentures	100		$ 100
Non-cash financial activities:
Accrued directors fees forgiven and credited to paid in capital	$ 336